DWS RREEF Completion Fund I Expense Example - DWS RREEF Completion Fund I - DWS RREEF Completion Fund I	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0